Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Product					$ 1,282,212	$ 1,279,181
Service and other					1,129,772	829,069
Revenues	820,317	594,532	1,580,758	1,126,877	2,411,984	2,108,250
Costs and expenses:
Product costs					1,147,427	1,109,769
Service and other costs					726,867	530,429
Cost of sales and services	616,778	469,482	1,191,176	875,992
Selling, general and administrative expenses	42,765	37,183	86,472	72,336	150,865	139,293
Depreciation and amortization expense	45,238	30,600	90,390	61,678	124,202	118,108
Impairment of goodwill						94,528
Acquisition related expenses					6,959
Other operating (income) expense	373	(486)	2,781	(687)	82	(2,606)
Total operating expenses	705,154	536,779	1,370,819	1,009,319	2,156,402	1,989,521
Operating income	115,163	57,753	209,939	117,558	255,582	118,729
Interest expense, net of capitalized interest	(12,532)	(3,500)	(22,781)	(6,971)	(16,274)	(15,266)
Interest income	235	103	1,248	181	751	380
Equity in earnings of unconsolidated affiliates	2	34	53	64	239	1,452
Other income/ (expense)	488	(192)	631	570	330	414
Income before income taxes	103,356	54,198	189,090	111,402	240,628	105,709
Income tax expense	(28,887)	(16,590)	(52,270)	(33,379)	(72,023)	(46,097)
Net income	74,469	37,608	136,820	78,023	168,605	59,612
Less: Net income attributable to noncontrolling interest	226	131	500	303	587	498
Net income attributable to Oil States International, Inc.	$ 74,243	$ 37,477	$ 136,320	$ 77,720	$ 168,018	$ 59,114
Net income per share attributable to Oil States International, Inc. common stockholders
Basic	$ 1.45	$ 0.75	$ 2.67	$ 1.55	$ 3.34	$ 1.19
Diluted	$ 1.34	$ 0.71	$ 2.48	$ 1.49	$ 3.19	$ 1.18
Weighted average number of common shares outstanding:
Basic	51,231	50,146	51,083	50,021	50,238	49,625
Diluted	55,270	52,455	55,061	52,188	52,700	50,219